Investment properties	12 Months Ended
Jun. 30, 2025
Investment properties
Investment properties
15	Investment properties

£’000
At 1 July 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993
Year ended 30 June 2024
Opening net book amount	19,993
Depreciation charge	(280)
Closing net book amount	19,713
At 30 June 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Year ended 30 June 2025
Opening net book amount	19,713
Depreciation charge	(280)
Closing net book amount	19,433
At 30 June 2025
Cost	32,193
Accumulated depreciation and impairment	(12,760)
Net book amount	19,433

(i)	Other amounts recognized in profit or loss for investment properties

	2025	2024
	£’000	£’000
Rental revenue	2,137	1,965
Direct operating (expenses)/credits from properties, all of which generated rental revenue	(742)	81

The future minimum rentals receivable under non-cancellable operating leases are disclosed in Note 32.2.

(ii)	Carrying value of investment properties

Investment properties are held for long-term rental yields or for capital appreciation or both, and are not occupied by the Group. Investment properties are initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and are subsequently carried at cost less accumulated depreciation and any provision for impairment. Investment properties are depreciated using the straight-line method over 50 years. Investment properties were externally valued as of 30 June 2025 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Global Standards 2017 on the basis of Fair Value (as defined in the Standards). The fair value of investment properties as of 30 June 2025 was £40,855,000 (2024: £36,865,000). The fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.

(iii)	Contractual commitments

The Group had no material contractual commitments to purchase, construct or develop investment properties or for repairs, maintenance or enhancements (2024: not material).